Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.59703%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,648,820.01

Principal:
Principal Collections	$39,774,175.67
Prepayments in Full	$30,082,977.41
Liquidation Proceeds	$22,008.62
Recoveries	$0.00
Sub Total	$69,879,161.70
Collections	$74,527,981.71

Purchase Amounts:
Purchase Amounts Related to Principal	$300,452.08
Purchase Amounts Related to Interest	$658.45
Sub Total	$301,110.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$74,829,092.24

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$74,829,092.24
Servicing Fee	$1,593,303.68	$1,593,303.68	$0.00	$0.00	$73,235,788.56
Interest - Class A-1 Notes	$250,999.82	$250,999.82	$0.00	$0.00	$72,984,788.74
Interest - Class A-2a Notes	$787,650.00	$787,650.00	$0.00	$0.00	$72,197,138.74
Interest - Class A-2b Notes	$305,210.18	$305,210.18	$0.00	$0.00	$71,891,928.56
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$70,958,451.06
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$70,639,167.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,639,167.06
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$70,530,734.14
Second Priority Principal Payment	$22,152,398.92	$22,152,398.92	$0.00	$0.00	$48,378,335.22
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$48,301,439.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,301,439.39
Regular Principal Payment	$169,939,298.09	$48,301,439.39	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$74,829,092.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$22,152,398.92
Regular Principal Payment					$48,301,439.39
Total					$70,453,838.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$70,453,838.31	$252.89	$250,999.82	$0.90	$70,704,838.13	$253.79
Class A-2a Notes	$0.00	$0.00	$787,650.00	$1.50	$787,650.00	$1.50
Class A-2b Notes	$0.00	$0.00	$305,210.18	$1.42	$305,210.18	$1.42
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$70,453,838.31	$38.17	$2,781,950.25	$1.51	$73,235,788.56	$39.68

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$192,091,697.01	0.6894892	$121,637,858.70	0.4366039
Class A-2a Notes	$525,100,000.00	1.0000000	$525,100,000.00	1.0000000
Class A-2b Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,759,151,697.01	0.9531288	$1,688,697,858.70	0.9149561

Pool Information
Weighted Average APR	3.010%	2.979%
Weighted Average Remaining Term	55.27	54.40
Number of Receivables Outstanding	76,202	74,373
Pool Balance	$1,911,964,416.20	$1,841,726,585.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,765,350,647.83	$1,700,089,298.09
Pool Factor	0.9572538	0.9220882

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$141,637,287.04
Targeted Overcollateralization Amount	$196,189,754.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,028,726.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$58,217.29
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$58,217.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0365%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0372%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		211	$58,603.73
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$58,603.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0029%

Average Realized Loss for Receivables that have experienced a Realized Loss			$277.74
Average Net Loss for Receivables that have experienced a Realized Loss			$277.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	415	$10,812,715.98
61-90 Days Delinquent	0.03%	23	$547,173.96
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	438	$11,359,889.94

Repossession Inventory:
Repossessed in the Current Collection Period		18	$469,348.04
Total Repossessed Inventory		20	$531,562.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0309%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0297%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer